N-2 - USD ($)		1 Months Ended		3 Months Ended									6 Months Ended	12 Months Ended
		Nov. 06, 2023		Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015	Mar. 31, 2014		Mar. 31, 2013
Cover [Abstract]
Entity Central Index Key													0001495222
Amendment Flag													false
Document Type													N-CSRS
Entity Registrant Name													Oxford Lane Capital Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	[1],[2],[3]

Stockholder transaction expenses:

Sales load (as a percentage of offering price)

—

(1)

Offering expenses borne by us (as a percentage of offering price)

—

(2)

Distribution reinvestment plan expenses

—

(3)

Total stockholder transaction expenses (as a percentage of offering price)

—

Sales Load [Percent]	[2]
Dividend Reinvestment and Cash Purchase Fees	[3]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]
Other Transaction Expense 2 [Percent]
Annual Expenses [Table Text Block]	[4],[5],[6],[7]

Annual expenses (estimated as a percentage of net assets attributable to common stock):

Base management fee

2.84

%(4)(5)

Incentive fees payable under our investment advisory agreement (20% of net investment income)

4.02

%(6)

Interest payments on borrowed funds

2.54

%(7)(8)

Other expenses

0.92

%(9)

Total annual expenses

10.32

%(10)

Management Fees [Percent]	[4],[5]												2.84%
Interest Expenses on Borrowings [Percent]	[6],[8]												2.54%
Incentive Fees [Percent]	[9]												4.02%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[10]												0.92%
Total Annual Expenses [Percent]	[7]												10.32%
Expense Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$100	$286	$452	$795

Expense Example, Year 01													$ 100
Expense Example, Years 1 to 3													286
Expense Example, Years 1 to 5													452
Expense Example, Years 1 to 10													$ 795
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this report contains a reference to fees or expenses paid by “us” or “Oxford Lane Capital,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as an investor in Oxford Lane Capital Corp.

Basis of Transaction Fees, Note [Text Block]													as a percentage of offering price
Other Expenses, Note [Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed that our annual operating expenses would remain at the levels set forth in the table above.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$100	$286	$452	$795

The example and the expenses in the tables above should not be considered as a representation of our future expenses, and actual expenses may be greater or less than those shown. While the example assumes, as required by the SEC, a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. The incentive fee under the investment advisory agreement (the “Investment Advisory Agreement”) with Oxford Lane Management, LLC (“Oxford Lane Management” or the “Adviser”), which, assuming a 5.0% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, is included in the example. Also, while the example assumes reinvestment of all distributions at NAV, participants in our distribution reinvestment plan will receive a number of shares of our common stock, determined by dividing the total dollar amount of the distribution payable to a participant by the market price per share of our common stock at the close of trading on the distribution payment date, which may be at, above or below NAV. See “Distribution Reinvestment Plan” in this report for additional information regarding our distribution reinvestment plan.

Management Fee not based on Net Assets, Note [Text Block]

(5)      The above calculation presents our base management fee as a percentage of our net assets. Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of Oxford Lane Capital, including those acquired using borrowings for investment purposes. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
Year
8.50% Series 2017 Term Preferred Shares(5)
2016	$—	—	$—	$—
2015	$15,811,250	2.47	$25	$1.03
2014	$15,811,250	3.99	$25	$1.05
2013	$15,811,250	8.79	$25	$1.03

7.50% Series 2023 Term Preferred Shares(6)(8)(10)
2022	$—	—	$—	$—
2021	$57,034,875	2.88	$25	$0.97
2020	$60,400,025	2.01	$25	$1.01
2019	$90,400,025	2.73	$25	$1.01
2018	$90,400,025	2.41	$25	$1.02
2017	$90,400,025	2.59	$25	$1.01
2016	$90,638,450	1.91	$25	$0.97
2015	$73,869,250	2.47	$25	$0.98
2014	$65,744,250	3.99	$25	$0.94

8.125% Series 2024 Term Preferred Shares(7)
2018	$—	—	$—	$—
2017	$50,504,475	2.59	$25	$1.02
2016	$50,539,775	1.91	$25	$1.00
2015	$60,687,500	2.47	$25	$1.01
	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
6.75% Series 2024 Term Preferred Shares(8)
2024 (as of September 30, 2023)	$68,125,375	3.03	$25	$0.99
2023	$68,125,375	2.60	$25	$1.00
2022	$68,125,375	3.21	$25	$1.01
2021	$68,125,375	2.88	$25	$0.94
2020	$68,235,375	2.01	$25	$1.01
2019	$68,235,375	2.73	$25	$1.02
2018	$68,235,375	2.41	$25	$1.01

6.25% Series 2027 Term Preferred Shares(8)
2024 (as of September 30, 2023)	$88,120,150	3.03	$25	$0.91
2023	$88,120,150	2.60	$25	$0.93
2022	$88,120,150	3.21	$25	$1.00
2021	$88,120,150	2.88	$25	$0.89
2020	$91,600,000	2.01	$25	$0.89

6.00% Series 2029 Term Preferred Shares
2024 (as of September 30, 2023)	$67,172,500	3.03	$25	$0.86
2023	$67,172,500	2.60	$25	$0.90
2022	$67,172,500	3.21	$25	$1.00

7.125% Series 2029 Term Preferred Shares
2024 (as of September 30, 2023)	$63,750,000	3.03	$25	$0.92
2023	$63,750,000	2.60	$25	$0.93

Repurchase Agreement(9)
2021	$—	—	N/A	N/A
2020	$40,000,000	2.01	N/A	N/A
2019	$42,493,500	2.73	N/A	N/A
2018	$42,493,500	2.41	N/A	N/A

6.75% Unsecured Notes due 2031
2024 (as of September 30, 2023)	$100,000,000	3.03	$25	$0.93
2023	$100,000,000	2.60	$25	$0.96
2022	$100,000,000	3.21	$25	$1.04
2021	$100,000,000	2.88	$25	$1.00

5.00% Unsecured Notes due 2027
2024 (as of September 30, 2023)	$100,000,000	3.03	$25	$0.90
2023	$100,000,000	2.60	$25	$0.92
2022	$100,000,000	3.21	$25	$0.99

(1)      Total amount of each class of senior securities outstanding at the end of the period presented.

(2)      Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of outstanding senior securities, as calculated separately for each of the Term Preferred Shares, the Notes and the previously terminated Master Repurchase Agreement (“MRA”) with Nomura Securities International, Inc. (“Nomura”) in accordance with section 18(h) of the 1940 Act. With respect to the Term Preferred Shares, the asset coverage per unit is expressed in terms of a ratio per share of outstanding Term Preferred Shares (when expressing in terms of dollar amounts per share, the asset coverage ratio per unit is multiplied by the involuntary liquidation preference per unit of $25). With respect to the MRA, the asset coverage ratio per unit is expressed in terms of a ratio per unit of outstanding (when expressing in terms of dollar amounts per share, the asset coverage per unit is multiplied by $1,000 per principal amount).

(3)      The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it.

(4)      With respect to the Term Preferred Shares and the Notes, the Average Market Value Per Unit is calculated by taking the daily average closing price of the security for the respective period and dividing it by $25 per share to determine a unit price per share consistent with Asset Coverage Per Unit. With respect to the MRA, the Average Market Value is not applicable as there are no senior securities thereunder which are registered for public trading.

(5)      On July 24, 2015, the Fund redeemed all issued and outstanding 8.50% Series 2017 Term Preferred Shares at the term redemption price.

(6)      On March 12, 2020, the Fund redeemed 1,200,000 shares of the 7.50% Series 2023 Term Preferred Shares issued and outstanding at the term redemption price.

(7)      On July 14, 2017, the Fund redeemed all issued and outstanding 8.125% Series 2024 Term Preferred Shares at the term redemption price.

(8)      On May 21, 2020, the Fund’s Board of Directors authorized a program for the purpose of repurchasing up to $40 million worth of the outstanding shares of its 7.50% Series 2023 Term Preferred Stock, 6.75% Series 2024 Term Preferred Stock and 6.25% Series 2027 Term Preferred Stock. During the six months ended September 30, 2020, the Fund repurchased 134,606 shares of 7.50% Series 2023 Term Preferred Stock for a total of approximately $3.2 million, 4,400 shares of 6.75% Series 2024 Term Preferred Stock for a total of approximately $0.1 million, and 139,194 shares of 6.25% Series 2027 Term Preferred Stock, for a total of approximately $3.1 million.

(9)      On May 15, 2020, the Fund elected, at its option, to repay and terminate its $40.0 million repurchase agreement with Nomura. The Fund repurchased all of the previously sold CLO securities from Nomura at a repurchase price of $40.0 million plus accrued funding costs.

(10)    On April 15, 2021 (the “Redemption Date”), the Fund redeemed all of the outstanding 7.50% Series 2023 Term Preferred Stock at a redemption price of $25 per share plus an amount equal to all accrued and unpaid dividends and distributions on each share accumulated to (but excluding) the 7.50% Series 2023 Redemption Date.

Senior Securities Amount	[11],[12]
Senior Securities, Note [Text Block]

Senior Securities Table

	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
Year
8.50% Series 2017 Term Preferred Shares(5)
2016	$—	—	$—	$—
2015	$15,811,250	2.47	$25	$1.03
2014	$15,811,250	3.99	$25	$1.05
2013	$15,811,250	8.79	$25	$1.03

7.50% Series 2023 Term Preferred Shares(6)(8)(10)
2022	$—	—	$—	$—
2021	$57,034,875	2.88	$25	$0.97
2020	$60,400,025	2.01	$25	$1.01
2019	$90,400,025	2.73	$25	$1.01
2018	$90,400,025	2.41	$25	$1.02
2017	$90,400,025	2.59	$25	$1.01
2016	$90,638,450	1.91	$25	$0.97
2015	$73,869,250	2.47	$25	$0.98
2014	$65,744,250	3.99	$25	$0.94

8.125% Series 2024 Term Preferred Shares(7)
2018	$—	—	$—	$—
2017	$50,504,475	2.59	$25	$1.02
2016	$50,539,775	1.91	$25	$1.00
2015	$60,687,500	2.47	$25	$1.01
	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
6.75% Series 2024 Term Preferred Shares(8)
2024 (as of September 30, 2023)	$68,125,375	3.03	$25	$0.99
2023	$68,125,375	2.60	$25	$1.00
2022	$68,125,375	3.21	$25	$1.01
2021	$68,125,375	2.88	$25	$0.94
2020	$68,235,375	2.01	$25	$1.01
2019	$68,235,375	2.73	$25	$1.02
2018	$68,235,375	2.41	$25	$1.01

6.25% Series 2027 Term Preferred Shares(8)
2024 (as of September 30, 2023)	$88,120,150	3.03	$25	$0.91
2023	$88,120,150	2.60	$25	$0.93
2022	$88,120,150	3.21	$25	$1.00
2021	$88,120,150	2.88	$25	$0.89
2020	$91,600,000	2.01	$25	$0.89

6.00% Series 2029 Term Preferred Shares
2024 (as of September 30, 2023)	$67,172,500	3.03	$25	$0.86
2023	$67,172,500	2.60	$25	$0.90
2022	$67,172,500	3.21	$25	$1.00

7.125% Series 2029 Term Preferred Shares
2024 (as of September 30, 2023)	$63,750,000	3.03	$25	$0.92
2023	$63,750,000	2.60	$25	$0.93

Repurchase Agreement(9)
2021	$—	—	N/A	N/A
2020	$40,000,000	2.01	N/A	N/A
2019	$42,493,500	2.73	N/A	N/A
2018	$42,493,500	2.41	N/A	N/A

6.75% Unsecured Notes due 2031
2024 (as of September 30, 2023)	$100,000,000	3.03	$25	$0.93
2023	$100,000,000	2.60	$25	$0.96
2022	$100,000,000	3.21	$25	$1.04
2021	$100,000,000	2.88	$25	$1.00

5.00% Unsecured Notes due 2027
2024 (as of September 30, 2023)	$100,000,000	3.03	$25	$0.90
2023	$100,000,000	2.60	$25	$0.92
2022	$100,000,000	3.21	$25	$0.99

(1)      Total amount of each class of senior securities outstanding at the end of the period presented.

(2)      Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of outstanding senior securities, as calculated separately for each of the Term Preferred Shares, the Notes and the previously terminated Master Repurchase Agreement (“MRA”) with Nomura Securities International, Inc. (“Nomura”) in accordance with section 18(h) of the 1940 Act. With respect to the Term Preferred Shares, the asset coverage per unit is expressed in terms of a ratio per share of outstanding Term Preferred Shares (when expressing in terms of dollar amounts per share, the asset coverage ratio per unit is multiplied by the involuntary liquidation preference per unit of $25). With respect to the MRA, the asset coverage ratio per unit is expressed in terms of a ratio per unit of outstanding (when expressing in terms of dollar amounts per share, the asset coverage per unit is multiplied by $1,000 per principal amount).

(3)      The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it.

(4)      With respect to the Term Preferred Shares and the Notes, the Average Market Value Per Unit is calculated by taking the daily average closing price of the security for the respective period and dividing it by $25 per share to determine a unit price per share consistent with Asset Coverage Per Unit. With respect to the MRA, the Average Market Value is not applicable as there are no senior securities thereunder which are registered for public trading.

(5)      On July 24, 2015, the Fund redeemed all issued and outstanding 8.50% Series 2017 Term Preferred Shares at the term redemption price.

(6)      On March 12, 2020, the Fund redeemed 1,200,000 shares of the 7.50% Series 2023 Term Preferred Shares issued and outstanding at the term redemption price.

(7)      On July 14, 2017, the Fund redeemed all issued and outstanding 8.125% Series 2024 Term Preferred Shares at the term redemption price.

(8)      On May 21, 2020, the Fund’s Board of Directors authorized a program for the purpose of repurchasing up to $40 million worth of the outstanding shares of its 7.50% Series 2023 Term Preferred Stock, 6.75% Series 2024 Term Preferred Stock and 6.25% Series 2027 Term Preferred Stock. During the six months ended September 30, 2020, the Fund repurchased 134,606 shares of 7.50% Series 2023 Term Preferred Stock for a total of approximately $3.2 million, 4,400 shares of 6.75% Series 2024 Term Preferred Stock for a total of approximately $0.1 million, and 139,194 shares of 6.25% Series 2027 Term Preferred Stock, for a total of approximately $3.1 million.

(9)      On May 15, 2020, the Fund elected, at its option, to repay and terminate its $40.0 million repurchase agreement with Nomura. The Fund repurchased all of the previously sold CLO securities from Nomura at a repurchase price of $40.0 million plus accrued funding costs.

(10)    On April 15, 2021 (the “Redemption Date”), the Fund redeemed all of the outstanding 7.50% Series 2023 Term Preferred Stock at a redemption price of $25 per share plus an amount equal to all accrued and unpaid dividends and distributions on each share accumulated to (but excluding) the 7.50% Series 2023 Redemption Date.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Review

We implement our investment objective by investing in equity and junior debt tranches of CLO vehicles(1), which are collateralized primarily by diverse portfolios of Senior Loans, and which generally have very little or no exposure to real estate loans, or mortgage loans or to pools of consumer-based debt, such as credit card receivables or auto loans. Our investment strategy also includes investing in warehouse facilities, which are financing structures intended to aggregate Senior Loans that may be used to form the basis of a CLO vehicle. We may also invest, on an opportunistic basis, in other corporate credits of a variety of types.

1.       A CLO vehicle is formed by raising multiple “tranches” of debt (with the most senior tranches being rated “AAA” to the most junior tranches typically being rated “BB” or “B”) and equity. Below investment grade securities, such as the CLO securities in which we primarily intend to invest, are often referred to as “junk.” In addition, the CLO equity and junior debt securities in which we invest are highly levered (with CLO equity securities typically being leveraged between nine and thirteen times), which significantly magnifies our risk of loss on such investments relative to senior debt tranches of CLOs. A CLO itself is highly leveraged because it borrows significant amounts of money to acquire the underlying commercial loans in which it invests. A CLO borrows money by issuing debt securities to investors (including junior debt securities of the type we intend to invest), and the CLO equity (which is also the CLO residual tranche) is the first to bear the risk on the underlying investment.

Structurally, CLO vehicles are entities formed to originate and/or acquire a portfolio of loans. The loans within a CLO vehicle are generally limited to loans which meet established credit criteria and are subject to concentration limitations in order to limit a CLO vehicle’s exposure to a single credit.

An investment in us carries with it a significant number of meaningful risks, certain of which are discussed in the notes to our financial statements. Investors should read “Note 14. Risks and Uncertainties”, as well as our prospectus, carefully.

Risk Factors [Table Text Block]

Principal Risks

For a description of the principal risk factors associated with an investment in the Fund, please refer to “Note 14. Risks and Uncertainties” in the Unaudited Notes to the Financial Statements.

Conflicts of Interest

Oxford Lane Management’s investment team manages the portfolios of Oxford Square Capital Corp., a publicly-traded business development company that invests principally in the debt of U.S.-based companies and CLOs and Oxford Park Income Fund, Inc., a non-traded closed-end investment management company that investments primarily in CLO debt and equity tranches. Additionally, Oxford Lane Management’s investment team also manages the portfolio of Oxford Gate Master Fund, LLC, Oxford Gate, LLC and Oxford Gate (Bermuda),

LLC (collectively, the “Oxford Gate Funds”) and Oxford Bridge II, LLC, limited liability companies that invest principally in the equity of CLOs. In certain instances, the Fund may co-invest on a concurrent basis with affiliates of Oxford Lane Management, subject to compliance with applicable regulations and regulatory guidance and our written allocation policies. On June 14, 2017, the Securities and Exchange Commission (the “SEC”) issued an exemptive order (the “Order”) permitting us and certain of our affiliates to complete negotiated co-investment transactions in portfolio companies, subject to certain conditions. Subject to satisfaction of certain conditions to the Order, the Fund and certain of its affiliates are now permitted, together with any future business development companies, registered closed-end funds and certain private funds, each of whose investment adviser is Oxford Lane Management or an investment adviser controlling, controlled by, or under common control with Oxford Lane Management, to co-invest in negotiated investment opportunities where doing so would otherwise be prohibited under the Investment Company Act of 1940, as amended (the “1940 Act”) providing the Fund’s stockholders with access to a broader array of investment opportunities. Pursuant to the Order, the Fund is permitted to co-invest in such investment opportunities with our affiliates if a “required majority” (as defined in Section 57(o) of the 1940 Act) of its independent directors (as defined in Section 2(a)(19) of the 1940 Act) make certain conclusions in connection with a co-investment transaction, including, but not limited to, that (1) the terms of the potential co-investment transaction, including the consideration to be paid, are reasonable and fair to the Fund and its stockholders and do not involve overreaching in respect of the Fund or its stockholders on the part of any person concerned, and (2) the potential co-investment transaction is consistent with the interests of the Fund’s stockholders and is consistent with its then-current investment objective and strategies.

Share Price [Table Text Block]
	Price Range			Premium/ (Discount) of High Sales Price to NAV(2)	Premium/ (Discount) of Low Sales Price to NAV(2)	Distributions Per Share(3)
	NAV(1)	High	Low
Fiscal 2024
Third Quarter (through November 6, 2023)	*	$5.09	$4.41	*	*	$0.240
Second Quarter	$4.81	$5.70	$4.78	18.5%	(0.6)%	$0.240
First Quarter	$4.34	$5.39	$4.76	24.2%	9.7%	$0.225

Fiscal 2023
Fourth Quarter	$4.61	$6.27	$5.02	36.0%	8.9%	$0.225
Third Quarter	$4.63	$5.72	$4.85	23.5%	4.8%	$0.225
Second Quarter	$4.93	$6.79	$4.83	37.7%	(2.0)%	$0.225
First Quarter	$5.07	$7.32	$5.49	44.4%	8.3%	$0.225

Fiscal 2022
Fourth Quarter	$6.56	$8.42	$6.96	28.4%	6.1%	$0.225
Third Quarter	$6.93	$8.53	$7.21	23.1%	4.0%	$0.203
Second Quarter	$6.97	$7.65	$6.86	9.8%	(1.6)%	$0.203
First Quarter	$6.56	$7.88	$6.22	20.1%	(5.2)%	$0.203

Share Prices Not Actual Transactions [Text Block]

Price Range of Common Stock
(Unaudited)

Our common stock is traded on the NASDAQ Global Select Market under the symbol “OXLC.” The following table sets forth, for each fiscal quarter during the last two fiscal years and the current fiscal year to date, the NAV per share of our common stock, the high and low intraday sales prices for our common stock, such sales prices as a percentage of NAV per share and quarterly distributions per share.

	Price Range			Premium/ (Discount) of High Sales Price to NAV(2)	Premium/ (Discount) of Low Sales Price to NAV(2)	Distributions Per Share(3)
	NAV(1)	High	Low
Fiscal 2024
Third Quarter (through November 6, 2023)	*	$5.09	$4.41	*	*	$0.240
Second Quarter	$4.81	$5.70	$4.78	18.5%	(0.6)%	$0.240
First Quarter	$4.34	$5.39	$4.76	24.2%	9.7%	$0.225

Fiscal 2023
Fourth Quarter	$4.61	$6.27	$5.02	36.0%	8.9%	$0.225
Third Quarter	$4.63	$5.72	$4.85	23.5%	4.8%	$0.225
Second Quarter	$4.93	$6.79	$4.83	37.7%	(2.0)%	$0.225
First Quarter	$5.07	$7.32	$5.49	44.4%	8.3%	$0.225

Fiscal 2022
Fourth Quarter	$6.56	$8.42	$6.96	28.4%	6.1%	$0.225
Third Quarter	$6.93	$8.53	$7.21	23.1%	4.0%	$0.203
Second Quarter	$6.97	$7.65	$6.86	9.8%	(1.6)%	$0.203
First Quarter	$6.56	$7.88	$6.22	20.1%	(5.2)%	$0.203

(1)      Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.

(2)      Calculated as the respective high or low intraday sales price divided by NAV and subtracting 1.

(3)      Represents the cash distributions, including dividends, dividends reinvested and returns of capital, if any, per share that we have declared on our common stock in the specified quarter.

*        Not determinable at the time of filing.

On November 6, 2023, the last reported sales price of our common stock was $5.03 per share. As of November 6, 2023, we had 114 holders of record of our common stock.

Shares of closed-end management investment companies may trade at a market price that is less than the value of the net assets attributable to those shares. The possibility that our shares of common stock will trade at a discount from net asset value or at premiums that are unsustainable over the long term are separate and distinct from the risk that our net asset value will decrease. Since our initial public offering, shares of our common stock have traded at a discount and at a premium to the net assets attributable to those shares. As of November 6, 2023, our shares of common stock traded at a discount equal to approximately 4.57% of our net asset value per share as of September 30, 2023. It is not possible to predict whether the shares offered hereby will trade at, above, or below net asset value.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

NOTE 16. ISSUANCES OF COMMON STOCK

The Fund sold a total of 32,931,214 shares of common stock pursuant to an “at-the-market” offering during the six months ended September 30, 2023. The total amount of capital raised under these issuances was approximately $167.0 million and net proceeds were approximately $164.9 million after deducting the sales agent’s commissions and offering expenses.

The Fund sold a total of 23,875,115 shares of common stock pursuant to an “at-the-market” offering during the fiscal year ended March 31, 2023. The total amount of capital raised under these issuances was approximately $141.4 million and net proceeds were approximately $139.8 million after deducting the sales agent’s commissions and offering expenses.

For the six months ended September 30, 2023, the Fund issued 2,398,929 shares of common stock in connection with the distribution reinvestment plan. For the year ended March 31, 2023, the Fund issued 3,719,788 shares of common stock in connection with the distribution reinvestment plan.

Security Dividends [Text Block]

On October 26, 2023, the Board of Directors declared monthly distributions $0.08 per share on its common stock, as follows:

Month Ending	Record Date	Payment Date	Amount Per Share
January 31, 2024	January 17, 2024	January 31, 2024	$0.08
February 29, 2024	February 15, 2024	February 29, 2024	$0.08
March 31, 2024	March 15, 2024	March 29, 2024	$0.08

On October 26, 2023, the Board of Directors declared the required monthly dividends on its 6.75% Series 2024, 6.25% Series 2027, 6.00% Series 2029, and 7.125% Series 2029 Term Preferred Shares (each, a “Share”), as follows:

	Per Share Dividend Amount Declared	Record Dates	Payable Dates
6.75% Series 2024	$0.14062500	December 15, 2023, January 17, 2024, February 15, 2024	December 29, 2023, January 31, 2024, February 29, 2024

6.25% Series 2027	$0.13020833	December 15, 2023, January 17, 2024, February 15, 2024	December 29, 2023, January 31, 2024, February 29, 2024

6.00% Series 2029	$0.12500000	December 15, 2023, January 17, 2024, February 15, 2024	December 29, 2023, January 31, 2024, February 29, 2024

7.125% Series 2029	$0.14843750	December 29, 2023, January 31, 2024, February 29, 2024	December 29, 2023, January 31, 2024, February 29, 2024

Long Term Debt [Table Text Block]

NOTE 9. BORROWINGS

NOTES PAYABLE — 6.75% UNSECURED NOTES DUE 2031

On March 16, 2021, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 6.75% Unsecured Notes due 2031 (the “6.75% Notes”). The 6.75% Notes will mature on March 31, 2031 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after March 16, 2024. The 6.75% Notes bear interest at a rate of 6.75% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing June 30, 2021.

The aggregate accrued interest payable on the 6.75% Notes as of September 30, 2023 was approximately $18,750. As of September 30, 2023, the Fund had unamortized deferred debt issuance costs of approximately $2.7 million, relating to the 6.75% Notes. The deferred debt issuance costs are being amortized over the term of the 6.75% Notes and are included in interest expense in the statement of operations. The effective annualized interest rate for the six months ended September 30, 2023 was approximately 7.09%.

NOTES PAYABLE — 5.00% UNSECURED NOTES DUE 2027

On January 13, 2022, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 5.00% Unsecured Notes due 2027 (the “5.00% Notes” and together with the 6.75% Notes, the “Notes”). The 5.00% Notes will mature on January 31, 2027 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after January 31, 2024. The 5.00% Notes bear interest at a rate of 5.00% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing March 31, 2022.

The aggregate accrued interest payable on the 5.00% Notes as of September 30, 2023, was approximately $13,889. As of September 30, 2023, the Fund had unamortized deferred debt issuance costs of approximately $2.3 million, relating to the 5.00% Notes. The deferred debt issuance costs are being amortized over the term of the 5.00% Notes and are included in interest expense in the statement of operations. The effective annualized interest rate for the six months ended September 30, 2023 was approximately 5.66%.

Long Term Debt, Title [Text Block]

The table below summarizes the components of interest expense, effective interest rates and cash paid on the Term Preferred Shares for the six months ended September 30, 2023:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total(3)
Stated interest expense(1)	$2,299,231	$2,753,755	$2,015,175	$2,271,094	$9,339,255
Amortization of deferred issuance costs	166,996	216,052	148,220	167,769	699,036
Total interest expense(3)	$2,466,227	$2,969,807	$2,163,395	$2,438,863	$10,038,292
Effective interest rate(2)	7.24%	6.74%	6.44%	7.65%	7.02%
Cash paid for interest	$2,299,231	$2,753,755	$2,015,175	$2,271,094	$9,339,255

(1)      Stated interest is composed of distributions declared and paid of approximately $9.3 million for the six months ended September 30, 2023.

(2)      Represents the weighted average effective rate for each respective series of Term Preferred Shares.

Long Term Debt, Issuance and Substitution [Text Block]

The Fund’s Term Preferred Share activity for the six months ended September 30, 2023, was as follows:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total
Shares outstanding at March 31, 2023	2,725,015	3,524,806	2,686,900	2,550,000	11,486,721
Shares issued	—	—	—	—	—
Shares redeemed	—	—	—	—	—
Shares outstanding at September 30, 2023	2,725,015	3,524,806	2,686,900	2,550,000	11,486,721

Outstanding Security, Authorized [Shares]													450,000,000
Outstanding Security, Held [Shares]													207,403,448
Conflicts to Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest

Oxford Lane Management’s investment team manages the portfolios of Oxford Square Capital Corp., a publicly-traded business development company that invests principally in the debt of U.S.-based companies and CLOs and Oxford Park Income Fund, Inc., a non-traded closed-end investment management company that investments primarily in CLO debt and equity tranches. Additionally, Oxford Lane Management’s investment team also manages the portfolio of Oxford Gate Master Fund, LLC, Oxford Gate, LLC and Oxford Gate (Bermuda),

LLC (collectively, the “Oxford Gate Funds”) and Oxford Bridge II, LLC, limited liability companies that invest principally in the equity of CLOs. In certain instances, the Fund may co-invest on a concurrent basis with affiliates of Oxford Lane Management, subject to compliance with applicable regulations and regulatory guidance and our written allocation policies. On June 14, 2017, the Securities and Exchange Commission (the “SEC”) issued an exemptive order (the “Order”) permitting us and certain of our affiliates to complete negotiated co-investment transactions in portfolio companies, subject to certain conditions. Subject to satisfaction of certain conditions to the Order, the Fund and certain of its affiliates are now permitted, together with any future business development companies, registered closed-end funds and certain private funds, each of whose investment adviser is Oxford Lane Management or an investment adviser controlling, controlled by, or under common control with Oxford Lane Management, to co-invest in negotiated investment opportunities where doing so would otherwise be prohibited under the Investment Company Act of 1940, as amended (the “1940 Act”) providing the Fund’s stockholders with access to a broader array of investment opportunities. Pursuant to the Order, the Fund is permitted to co-invest in such investment opportunities with our affiliates if a “required majority” (as defined in Section 57(o) of the 1940 Act) of its independent directors (as defined in Section 2(a)(19) of the 1940 Act) make certain conclusions in connection with a co-investment transaction, including, but not limited to, that (1) the terms of the potential co-investment transaction, including the consideration to be paid, are reasonable and fair to the Fund and its stockholders and do not involve overreaching in respect of the Fund or its stockholders on the part of any person concerned, and (2) the potential co-investment transaction is consistent with the interests of the Fund’s stockholders and is consistent with its then-current investment objective and strategies.

Term Preferred Shares [Member]
Other Annual Expenses [Abstract]
Management Fee not based on Net Assets, Note [Text Block]													Assumes gross assets of $1,700.3 million and $487.2 million of leverage (which reflects $68.1 million of 6.75% Series 2024 Term Preferred Shares, $88.1 million aggregate amount of 6.25% Series 2027 Term Preferred Shares, $67.2 million aggregate amount of 6.00% Series 2029 Term Preferred Shares, $63.8 million aggregate amount of 7.125% Series 2029 Term Preferred Shares, $100.0 million of the 6.75% Unsecured Notes due 2031 and $100.0 million of the 5.00% Unsecured Notes due 2027 issued and outstanding as of September 30, 2023 and assumes net assets of $1,198.4 million (which has been adjusted to reflect the issuance of an additional $200.0 million of common stock).
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal													$ 287,168,025
Long Term Debt, Structuring [Text Block]

The Fund’s Term Preferred Share balances as of September 30, 2023, were as follows:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total(2)
Principal value	$68,125,375	$88,120,150	$67,172,500	$63,750,000	$287,168,025
Deferred issuance cost	(250,037)	(1,472,220)	(1,751,104)	(1,925,215)	(5,397,577)
Carrying value(2)	$67,875,338	$86,647,930	$65,421,396	$61,824,785	$281,769,448
Fair value(1)	$67,934,624	$80,224,585	$57,768,350	$56,610,000	$262,537,559
Fair value price per share(1)	$24.93	$22.76	$21.50	$22.20

(1)      Represents the September 30, 2023 closing market price per share of each respective series of Term Preferred Shares on the NASDAQ Global Select Market.

The terms of the Fund’s Term Preferred Share offerings are as set forth in the table below:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares
Offering price per share	$25.00	$25.00	$25.00	$25.00
Term redemption date	June 30, 2024	February 28, 2027	August 31, 2029	June 30, 2029
Term redemption price per share	$25.00	$25.00	$25.00	$25.00
Optional redemption date	June 30, 2020	February 28, 2023	August 31, 2024	June 30, 2024
Stated interest rate	6.75%	6.25%	6.00%	7.125%

The Fund’s Term Preferred Shares had no accrued interest payable at September 30, 2023. Deferred issuance costs represent underwriting fees and other direct costs incurred that are related to the Fund’s Term Preferred Shares. As of September 30, 2023, the Fund had an unamortized deferred debt issuance cost balance of approximately $5.4 million related to the issuance of the Term Preferred Shares.

Long Term Debt, Dividends and Covenants [Text Block]													The Fund is required to redeem all of the outstanding Term Preferred Shares on their respective redemption dates, at a redemption price equal to $25 per share plus an amount equal to accumulated but unpaid dividends, if any, to the date of the redemption. The Fund cannot effect any amendment, alteration, or repeal of the Fund’s obligation to redeem all of the Term Preferred Shares without the prior unanimous vote or consent of the holders of such Term Preferred Shares. At any time on or after the optional redemption date, at the Fund’s sole option, the Fund may redeem the Term Preferred Shares at a redemption price per share equal to the sum of the $25 liquidation preference per share plus an amount equal to accumulated but unpaid dividends, if any, on such Term Preferred Shares. The Fund, with the authorization by the Board of Directors, may repurchase any of the Term Preferred Shares from time to time in the open market and effectively extinguish the debt.
Common Stock [Member]
Other Annual Expenses [Abstract]
Other Expenses, Note [Text Block]													“Other expenses” ($11.0 million) are estimated for the current fiscal year, which considers the actual expenses for the year ended March 31, 2023.
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV		$ 4.41		$ 4.76	$ 5.02	$ 4.85	$ 4.83	$ 5.49	$ 6.96	$ 7.21	$ 6.86	$ 6.22	$ 4.78
Highest Price or Bid, NAV		$ 5.09		$ 5.39	$ 6.27	$ 5.72	$ 6.79	$ 7.32	$ 8.42	$ 8.53	$ 7.65	$ 7.88	$ 5.7
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[13]		[14]	24.20%	36.00%	23.50%	37.70%	44.40%	28.40%	23.10%	9.80%	20.10%	18.50%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[13]		[14]	9.70%	8.90%	4.80%	(2.00%)	8.30%	6.10%	4.00%	(1.60%)	(5.20%)	(0.60%)
Share Price	[15]	$ 0.24		$ 0.225	$ 0.225	$ 0.225	$ 0.225	$ 0.225	$ 0.225	$ 0.203	$ 0.203	$ 0.203	$ 0.24	$ 0.225	$ 0.225
NAV Per Share	[16]		[14]	$ 4.34	$ 4.61	$ 4.63	$ 4.93	$ 5.07	$ 6.56	$ 6.93	$ 6.97	$ 6.56	$ 4.81	$ 4.61	$ 6.56
Mandatorily Redeemable Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]													50,000,000
Outstanding Security, Held [Shares]													11,486,721
Notes Payable [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

NOTE 8. MANDATORILY REDEEMABLE PREFERRED STOCK

The Fund has authorized 50 million shares of mandatorily redeemable preferred stock, at a par value of $0.01 per share, and had 11,486,721 shares issued and outstanding at September 30, 2023. During the six months ended September 30, 2023, the Fund had the following series of preferred stock outstanding: 6.75% Series 2024 Term Preferred Shares (the “6.75% Series 2024 Shares”); 6.25% Series 2027 Term Preferred Shares (the “6.25% Series 2027 Shares”); 6.00% Series 2029 Term Preferred Shares (the “6.00% Series 2029 Shares”); and its 7.125% Series 2029 Term Preferred Shares (the “7.125% Series 2029 Shares”), collectively the “Term Preferred Shares”, each issued in an underwritten public offering. The Fund is required to redeem all of the outstanding Term Preferred Shares on their respective redemption dates, at a redemption price equal to $25 per share plus an amount equal to accumulated but unpaid dividends, if any, to the date of the redemption. The Fund cannot effect any amendment, alteration, or repeal of the Fund’s obligation to redeem all of the Term Preferred Shares without the prior unanimous vote or consent of the holders of such Term Preferred Shares. At any time on or after the optional redemption date, at the Fund’s sole option, the Fund may redeem the Term Preferred Shares at a redemption price per share equal to the sum of the $25 liquidation preference per share plus an amount equal to accumulated but unpaid dividends, if any, on such Term Preferred Shares. The Fund, with the authorization by the Board of Directors, may repurchase any of the Term Preferred Shares from time to time in the open market and effectively extinguish the debt. As of September 30, 2023, there were no accumulated but unpaid dividends on the Fund’s Term Preferred Shares.

The Fund’s Term Preferred Share activity for the six months ended September 30, 2023, was as follows:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total
Shares outstanding at March 31, 2023	2,725,015	3,524,806	2,686,900	2,550,000	11,486,721
Shares issued	—	—	—	—	—
Shares redeemed	—	—	—	—	—
Shares outstanding at September 30, 2023	2,725,015	3,524,806	2,686,900	2,550,000	11,486,721

The Fund’s Term Preferred Share balances as of September 30, 2023, were as follows:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total(2)
Principal value	$68,125,375	$88,120,150	$67,172,500	$63,750,000	$287,168,025
Deferred issuance cost	(250,037)	(1,472,220)	(1,751,104)	(1,925,215)	(5,397,577)
Carrying value(2)	$67,875,338	$86,647,930	$65,421,396	$61,824,785	$281,769,448
Fair value(1)	$67,934,624	$80,224,585	$57,768,350	$56,610,000	$262,537,559
Fair value price per share(1)	$24.93	$22.76	$21.50	$22.20

(1)      Represents the September 30, 2023 closing market price per share of each respective series of Term Preferred Shares on the NASDAQ Global Select Market.

The terms of the Fund’s Term Preferred Share offerings are as set forth in the table below:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares
Offering price per share	$25.00	$25.00	$25.00	$25.00
Term redemption date	June 30, 2024	February 28, 2027	August 31, 2029	June 30, 2029
Term redemption price per share	$25.00	$25.00	$25.00	$25.00
Optional redemption date	June 30, 2020	February 28, 2023	August 31, 2024	June 30, 2024
Stated interest rate	6.75%	6.25%	6.00%	7.125%

The Fund’s Term Preferred Shares had no accrued interest payable at September 30, 2023. Deferred issuance costs represent underwriting fees and other direct costs incurred that are related to the Fund’s Term Preferred Shares. As of September 30, 2023, the Fund had an unamortized deferred debt issuance cost balance of approximately $5.4 million related to the issuance of the Term Preferred Shares.

The table below summarizes the components of interest expense, effective interest rates and cash paid on the Term Preferred Shares for the six months ended September 30, 2023:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total(3)
Stated interest expense(1)	$2,299,231	$2,753,755	$2,015,175	$2,271,094	$9,339,255
Amortization of deferred issuance costs	166,996	216,052	148,220	167,769	699,036
Total interest expense(3)	$2,466,227	$2,969,807	$2,163,395	$2,438,863	$10,038,292
Effective interest rate(2)	7.24%	6.74%	6.44%	7.65%	7.02%
Cash paid for interest	$2,299,231	$2,753,755	$2,015,175	$2,271,094	$9,339,255

(1)      Stated interest is composed of distributions declared and paid of approximately $9.3 million for the six months ended September 30, 2023.

(2)      Represents the weighted average effective rate for each respective series of Term Preferred Shares.

NOTE 9. BORROWINGS

NOTES PAYABLE — 6.75% UNSECURED NOTES DUE 2031

On March 16, 2021, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 6.75% Unsecured Notes due 2031 (the “6.75% Notes”). The 6.75% Notes will mature on March 31, 2031 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after March 16, 2024. The 6.75% Notes bear interest at a rate of 6.75% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing June 30, 2021.

The aggregate accrued interest payable on the 6.75% Notes as of September 30, 2023 was approximately $18,750. As of September 30, 2023, the Fund had unamortized deferred debt issuance costs of approximately $2.7 million, relating to the 6.75% Notes. The deferred debt issuance costs are being amortized over the term of the 6.75% Notes and are included in interest expense in the statement of operations. The effective annualized interest rate for the six months ended September 30, 2023 was approximately 7.09%.

NOTES PAYABLE — 5.00% UNSECURED NOTES DUE 2027

On January 13, 2022, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 5.00% Unsecured Notes due 2027 (the “5.00% Notes” and together with the 6.75% Notes, the “Notes”). The 5.00% Notes will mature on January 31, 2027 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after January 31, 2024. The 5.00% Notes bear interest at a rate of 5.00% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing March 31, 2022.

The aggregate accrued interest payable on the 5.00% Notes as of September 30, 2023, was approximately $13,889. As of September 30, 2023, the Fund had unamortized deferred debt issuance costs of approximately $2.3 million, relating to the 5.00% Notes. The deferred debt issuance costs are being amortized over the term of the 5.00% Notes and are included in interest expense in the statement of operations.
6.75% Series 2024 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12],[17]				$ 68,125,375				$ 68,125,375				$ 68,125,375	$ 68,125,375	$ 68,125,375		$ 68,125,375		$ 68,235,375		$ 68,235,375		$ 68,235,375
Senior Securities Coverage per Unit	[17],[18]				$ 2.6				$ 3.21				$ 3.03	$ 2.6	$ 3.21		$ 2.88		$ 2.01		$ 2.73		$ 2.41
Preferred Stock Liquidating Preference	[17],[19]				$ 25				$ 25				25	25	25		25		25		25		25
Senior Securities Average Market Value per Unit	[17],[20]												$ 0.99	$ 1	$ 1.01		$ 0.94		$ 1.01		$ 1.02		$ 1.01
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal													$ 68,125,375
6.25% Series 2027 Term Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal													88,120,150
6.00% Series 2029 Term Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal													67,172,500
7.125% Series 2029 Term Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal													63,750,000
6.75% UNSECURED NOTES DUE 2031 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal													100,000,000
6.75% Unsecured Notes due 2031 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]				$ 100,000,000				$ 100,000,000				$ 100,000,000	$ 100,000,000	$ 100,000,000		$ 100,000,000
Senior Securities Coverage per Unit	[18]				$ 2.6				$ 3.21				$ 3.03	$ 2.6	$ 3.21		$ 2.88
Preferred Stock Liquidating Preference	[19]				$ 25				$ 25				25	25	25		25
Senior Securities Average Market Value per Unit	[20]												$ 0.93	$ 0.96	$ 1.04		$ 1
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Structuring [Text Block]													The 6.75% Notes will mature on March 31, 2031 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after March 16, 2024. The 6.75% Notes bear interest at a rate of 6.75% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing June 30, 2021.
5.00% Unsecured Notes due 2027 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]				$ 100,000,000				$ 100,000,000				$ 100,000,000	$ 100,000,000	$ 100,000,000
Senior Securities Coverage per Unit	[18]				$ 2.6				$ 3.21				$ 3.03	$ 2.6	$ 3.21
Preferred Stock Liquidating Preference	[19]				$ 25				$ 25				25	25	25
Senior Securities Average Market Value per Unit	[20]												$ 0.9	$ 0.92	$ 0.99
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal													$ 100,000,000
Long Term Debt, Structuring [Text Block]													The 5.00% Notes will mature on January 31, 2027 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after January 31, 2024. The 5.00% Notes bear interest at a rate of 5.00% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing March 31, 2022.
8.50% Series 2017 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11],[12]																												$ 15,811,250	$ 15,811,250		$ 15,811,250
Senior Securities Coverage per Unit	[11],[18]																												$ 2.47	$ 3.99		$ 8.79
Preferred Stock Liquidating Preference	[11],[19]																												25	25		25
Senior Securities Average Market Value per Unit	[11],[20]																												$ 1.03	$ 1.05		$ 1.03
7.50% Series 2023 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12],[17],[21],[22]																$ 57,034,875		$ 60,400,025		$ 90,400,025		$ 90,400,025		$ 90,400,025		$ 90,638,450		$ 73,869,250	$ 65,744,250
Senior Securities Coverage per Unit	[17],[18],[21],[22]																$ 2.88		$ 2.01		$ 2.73		$ 2.41		$ 2.59		$ 1.91		$ 2.47	$ 3.99
Preferred Stock Liquidating Preference	[17],[19],[21],[22]																25		25		25		25		25		25		25	25
Senior Securities Average Market Value per Unit	[17],[20],[22]															[21]	$ 0.97	[21]	$ 1.01	[21]	$ 1.01	[21]	$ 1.02	[21]	$ 1.01	[21]	$ 0.97	[21]	$ 0.98	$ 0.94	[21]
8.125% Series 2024 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12],[23]																								$ 50,504,475		$ 50,539,775		$ 60,687,500
Senior Securities Coverage per Unit	[18],[23]																								$ 2.59		$ 1.91		$ 2.47
Preferred Stock Liquidating Preference	[19],[23]																								25		25		25
Senior Securities Average Market Value per Unit	[20],[23]																								$ 1.02		$ 1		$ 1.01
6.25% Series 2027 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12],[17]				$ 88,120,150				$ 88,120,150				$ 88,120,150	$ 88,120,150	$ 88,120,150		$ 88,120,150		$ 91,600,000
Senior Securities Coverage per Unit	[17],[18]				$ 2.6				$ 3.21				$ 3.03	$ 2.6	$ 3.21		$ 2.88		$ 2.01
Preferred Stock Liquidating Preference	[17],[19]				$ 25				$ 25				25	25	25		25		25
Senior Securities Average Market Value per Unit	[17],[20]												$ 0.91	$ 0.93	$ 1		$ 0.89		$ 0.89
6.00% Series 2029 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]				$ 67,172,500				$ 67,172,500				$ 67,172,500	$ 67,172,500	$ 67,172,500
Senior Securities Coverage per Unit	[18]				$ 2.6				$ 3.21				$ 3.03	$ 2.6	$ 3.21
Preferred Stock Liquidating Preference	[19]				$ 25				$ 25				25	25	25
Senior Securities Average Market Value per Unit	[20]												$ 0.86	$ 0.9	$ 1
Seven Point One Twenty Five Percentage Series Two Thousand Twenty Nine Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]				$ 63,750,000								$ 63,750,000	$ 63,750,000
Senior Securities Coverage per Unit	[18]				$ 2.6								$ 3.03	$ 2.6
Preferred Stock Liquidating Preference	[19]				$ 25								25	25
Senior Securities Average Market Value per Unit	[20]												$ 0.92	$ 0.93
Repurchase Agreement [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12],[24]																		$ 40,000,000		$ 42,493,500		$ 42,493,500
Senior Securities Coverage per Unit	[18],[24]																		$ 2.01		$ 2.73		$ 2.41
Preferred Stock Liquidating Preference	[19],[24]
Senior Securities Average Market Value per Unit	[20]																			[24]		[24]		[24]

[1]	If applicable, the prospectus or prospectus supplement relating to an offering of our securities will disclose the applicable offering expenses and total stockholder transaction expenses as a percentage of the offering price.
[2]	In the event that the securities to which this report relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load and the “Example” will be updated accordingly.
[3]	The expenses of the distribution reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan.
[4]	Assumes gross assets of $1,700.3 million and $487.2 million of leverage (which reflects $68.1 million of 6.75% Series 2024 Term Preferred Shares, $88.1 million aggregate amount of 6.25% Series 2027 Term Preferred Shares, $67.2 million aggregate amount of 6.00% Series 2029 Term Preferred Shares, $63.8 million aggregate amount of 7.125% Series 2029 Term Preferred Shares, $100.0 million of the 6.75% Unsecured Notes due 2031 and $100.0 million of the 5.00% Unsecured Notes due 2027 issued and outstanding as of September 30, 2023 and assumes net assets of $1,198.4 million (which has been adjusted to reflect the issuance of an additional $200.0 million of common stock).
[5]	The above calculation presents our base management fee as a percentage of our net assets. Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of Oxford Lane Capital, including those acquired using borrowings for investment purposes. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets.
[6]	“Interest payments on borrowed funds” represents our annualized interest expense and includes interest payable on the $100 million 6.75% Unsecured Notes due 2031 and $100 million 5.00% Unsecured Notes due 2027, each as outstanding on September 30, 2023. We may issue additional debt securities. In the event that we were to issue additional debt securities, our borrowing costs, and correspondingly our total annual expenses would increase.
[7]	“Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock (and not the holders of our preferred stock or debt securities, if any) bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses associated with the Fund’s CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation then the Fund’s total annual expenses would have been 33.56%.
[8]	Assumes that we have an aggregate of (a) $68.1 million of preferred stock with a preferred rate of 6.75% per annum, (b) $88.1 million of preferred stock with a preferred rate of 6.25% per annum, (c) $67.2 million of preferred stock with a preferred rate of 6.00% per annum and (d) $63.8 million of preferred stock with a preferred rate of 7.125% per annum which were the amounts outstanding as of September 30, 2023. We may issue additional shares of preferred stock. In the event that we were to issue additional shares of preferred stock or debt securities, our borrowing costs, and correspondingly our total annual expenses, including, in the case of such preferred stock, the base management fee as a percentage of the Fund’s net assets attributable to common stock, would increase.
[9]	Amount reflects the estimated annual incentive fees payable to Oxford Lane Management. The estimate assumes that the incentive fee earned will be proportional to the fee earned during the fiscal year ended March 31, 2023 and adjusted to include the estimated incentive fee based on the issuance of an additional $200.0 million of common stock.

The incentive fee, which is payable quarterly in arrears, equals 20.0% of the excess, if any, of our “Pre-Incentive Fee Net Investment Income” that exceeds a 1.75% quarterly (7.0% annualized) hurdle rate, which we refer to as the “Hurdle”, subject to a “catch-up” provision measured at the end of each calendar quarter. The incentive fee is computed and paid on income that may include interest that is accrued but not yet received in cash. The operation of the incentive fee for each quarter is as follows:

•        no incentive fee is payable to Oxford Lane Management in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the Hurdle of 1.75%;

•        100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the Hurdle but is less than 2.1875% in any calendar quarter (8.75% annualized) is payable to our investment adviser. We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the Hurdle but is less than 2.1875%) as the “catch-up.” The “catch-up” is meant to provide our investment adviser with 20.0% of our Pre-Incentive Fee Net Investment Income, as if a Hurdle did not apply when our Pre-Incentive Fee Net Investment Income exceeds 2.1875% in any calendar quarter; and

•        20.0% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.1875% in any calendar quarter (8.75% annualized) is payable to Oxford Lane Management (once the Hurdle is reached and the catch-up is achieved, 20.0% of all Pre-Incentive Fee Investment Income thereafter is allocated to Oxford Lane Management)

No incentive fee is payable to Oxford Lane Management on realized capital gains. For a more detailed discussion of the calculation of this fee, see “Note 5. Related Party Transactions.”

[10]	“Other expenses” ($11.0 million) are estimated for the current fiscal year, which considers the actual expenses for the year ended March 31, 2023.
[11]	On July 24, 2015, the Fund redeemed all issued and outstanding 8.50% Series 2017 Term Preferred Shares at the term redemption price.
[12]	Total amount of each class of senior securities outstanding at the end of the period presented.
[13]	Calculated as the respective high or low intraday sales price divided by NAV and subtracting 1.
[14]	Not determinable at the time of filing.
[15]	Represents the cash distributions, including dividends, dividends reinvested and returns of capital, if any, per share that we have declared on our common stock in the specified quarter.
[16]	Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.
[17]	On May 21, 2020, the Fund’s Board of Directors authorized a program for the purpose of repurchasing up to $40 million worth of the outstanding shares of its 7.50% Series 2023 Term Preferred Stock, 6.75% Series 2024 Term Preferred Stock and 6.25% Series 2027 Term Preferred Stock. During the six months ended September 30, 2020, the Fund repurchased 134,606 shares of 7.50% Series 2023 Term Preferred Stock for a total of approximately $3.2 million, 4,400 shares of 6.75% Series 2024 Term Preferred Stock for a total of approximately $0.1 million, and 139,194 shares of 6.25% Series 2027 Term Preferred Stock, for a total of approximately $3.1 million.
[18]	Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of outstanding senior securities, as calculated separately for each of the Term Preferred Shares, the Notes and the previously terminated Master Repurchase Agreement (“MRA”) with Nomura Securities International, Inc. (“Nomura”) in accordance with section 18(h) of the 1940 Act. With respect to the Term Preferred Shares, the asset coverage per unit is expressed in terms of a ratio per share of outstanding Term Preferred Shares (when expressing in terms of dollar amounts per share, the asset coverage ratio per unit is multiplied by the involuntary liquidation preference per unit of $25). With respect to the MRA, the asset coverage ratio per unit is expressed in terms of a ratio per unit of outstanding (when expressing in terms of dollar amounts per share, the asset coverage per unit is multiplied by $1,000 per principal amount).
[19]	The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it.
[20]	With respect to the Term Preferred Shares and the Notes, the Average Market Value Per Unit is calculated by taking the daily average closing price of the security for the respective period and dividing it by $25 per share to determine a unit price per share consistent with Asset Coverage Per Unit. With respect to the MRA, the Average Market Value is not applicable as there are no senior securities thereunder which are registered for public trading.
[21]	On April 15, 2021 (the “Redemption Date”), the Fund redeemed all of the outstanding 7.50% Series 2023 Term Preferred Stock at a redemption price of $25 per share plus an amount equal to all accrued and unpaid dividends and distributions on each share accumulated to (but excluding) the 7.50% Series 2023 Redemption Date.
[22]	On March 12, 2020, the Fund redeemed 1,200,000 shares of the 7.50% Series 2023 Term Preferred Shares issued and outstanding at the term redemption price.
[23]	On July 14, 2017, the Fund redeemed all issued and outstanding 8.125% Series 2024 Term Preferred Shares at the term redemption price.
[24]	On May 15, 2020, the Fund elected, at its option, to repay and terminate its $40.0 million repurchase agreement with Nomura. The Fund repurchased all of the previously sold CLO securities from Nomura at a repurchase price of $40.0 million plus accrued funding costs.